Property, plant and equipment, net (Tables)	6 Months Ended
Sep. 30, 2021
Property, plant and equipment, net
Schedule of property, plant and equipment, net

	March 31,	September 30,
	2021	2021	2021
	RMB	RMB	US$
Buildings	603,910	607,070	94,216
Leasehold improvements	14,864	14,864	2,307
Machineries	219,626	221,193	34,328
Motor vehicles	18,598	18,839	2,924
Furniture, fixtures and equipment	56,029	56,231	8,727
Construction-in-progress	3,619	2,342	363
	916,646	920,539	142,865
Less: Accumulated depreciation	(417,990)	(436,105)	(67,682)
Total property, plant and equipment, net	498,656	484,434	75,183